Income Taxes and Related Payments - Components of provision for income taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	$ 13,816	$ 0	$ 0
State and local	2,719	0	0
Foreign	471	1,047	1,162
Total	17,006	1,047	1,162
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	9,089	0	0
State and local	295	0	0
Total	9,384	0	0
Income tax expense	$ 26,390	$ 1,047	$ 1,162